Other Assets	12 Months Ended
Dec. 31, 2012
Deferred Costs Capitalized Prepaid And Other Assets Disclosure [Abstract]
Other Assets

(7) Other Assets

A summary of other assets follows:

	December 31,
	2012	2011
	($ in thousands)
Prepaid Assets	$5,540	$6,952
Recovery Receivables	37,025	34,482
Deferred Financing Costs	14,996	15,805
Trademark	299	299
Other Assets	9,587	6,815

Total Other Assets	$67,447	$64,353